Subsequent events	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Subsequent events
2.5.17	Subsequent events
On July 14, 2020, the Company announced that the FDA accepted the IND application for
CYAD-211
and permitted it to go into effect for the treatment of r/r MM.
In July 2020, the Company was awarded €3.3 million in non-dilutive funding in the form of recoverable cash advances by the Walloon Region associated with Company’s lead allogenic CAR T candidate CYAD-101. The regional funding will help support the development of CYAD-101 for the treatment of mCRC, including the launch of the expansion segment of the ongoing alloSHRINK trial. The funding for technological innovation received on behalf of the Walloon Region was approved by Mr. Willy Borsus, Vice President of Wallonia, Minister of Economy, Foreign Trade, Research and Innovation, Digital, Agriculture and Territorial Development. Under the applicable conditions, the recoverable cash advance is reimbursable over the economic life of the projects. Thirty percent of the cash advance is refundable based on a fixed reimbursement schedule of 20 years, while the balance is refunded in the form of royalties, payable over the same period.
There is no other subsequent event that occurred between
six-month
period end as of June 30, 2020 and the date when these interim financial statements have been authorized by the Board for issuance.